Provisions and other non-current liabilities (Details 3) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of other provisions [line items]
Product liability, government investigations, other legal matters provisions	$ 154.0	$ 341.0	$ 181.0
Italy | Lucentis [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities, maximum fine	1,300.0
Estimated financial effect of contingent liabilities, damages claimed	330.0
Italy | NAG and Novartis Pharma SpA [member] | Lucentis [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	125.0
US | Exforge Group [member]
Disclosure of other provisions [line items]
Amount of settlement in principle	$ 245.0
US | Sandoz [member]
Disclosure of other provisions [line items]
Description of nature of obligation contingent liabilities, number of states with alleged violations	50
Amount of settlement in principle		185.0	195.0
US | Sandoz [member] | Taxotere [member]
Disclosure of other provisions [line items]
Product liability contingency, loss exposure not accrued, number of cases	3,100
US | Sandoz [member] | Amiodarone [member]
Disclosure of other provisions [line items]
Product liability contingency, loss exposure not accrued, number of cases	2
US | NPC and others [member] | Reclast/Aclasta [member]
Disclosure of other provisions [line items]
Product liability contingency, loss exposure not accrued, number of cases	20
US | NPC and others [member] | Tasigna [member]
Disclosure of other provisions [line items]
Product liability contingency, loss exposure not accrued, number of cases	400
France | F Hoffman La Roche AG and Roche SpA [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities, maximum fine			$ 452.0
Greece | Novartis (Hellas) S.A.C.I., Metamorphosis/Athens [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities, maximum fine		$ 1.2
Estimated financial effect of contingent liabilities, compensation for moral damages	$ 225.0